Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000229339
Shareholder Report [Line Items]
Fund Name	Total Return ETF
Trading Symbol	TOTR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Total Return ETF (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return ETF	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market delivered positive returns over the 12-month period, driven primarily by attractive coupon income as yields began near multiyear highs. A resilient economy, solid issuer fundamentals, and strong demand for high-quality fixed income securities also supported performance, although rising Treasury yields later in the period created some headwinds.

  Out-of-benchmark allocations to high yield corporate bonds and non-agency residential mortgage-backed securities combined with an underweight to U.S. Treasuries contributed to performance relative to the Bloomberg U.S. Aggregate Bond Index. Security selection in emerging markets sovereign debt, along with an overweight to the sector, also added value, as did selection within investment-grade corporates.

  Tactical adjustments to the fund’s duration position as well as the portfolio’s use of Treasury futures to manage interest rate exposure detracted from relative performance versus the benchmark. An underweight to investment-grade corporate cash bonds also hurt performance.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is designed to respond to a wide variety of market conditions. At period-end, portfolio positioning reflected a favorable view on credit risk, and the fund held notable overweights to securitized credit sectors along with out-of-benchmark positions in high yield bonds and bank loans.

  Overall, the fund held material exposure to derivatives, including interest rate and credit derivatives that help the investment team more efficiently manage duration and sector positioning. The fund’s positions in interest rate derivatives weighed on absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	ETF (Based on Net Asset Value)	(Regulatory/Strategy Benchmark)
9/28/21	$10,000	$10,000
11/30/21	$10,020	$10,037
2/28/22	$9,708	$9,686
5/31/22	$8,992	$9,118
8/31/22	$8,758	$8,935
11/30/22	$8,478	$8,748
2/28/23	$8,561	$8,745
5/31/23	$8,692	$8,923
8/31/23	$8,585	$8,828
11/30/23	$8,608	$8,851
2/29/24	$8,818	$9,036
5/31/24	$8,839	$9,039
8/31/24	$9,295	$9,472
11/30/24	$9,300	$9,460
2/28/25	$9,434	$9,560
5/31/25	$9,377	$9,533
8/31/25	$9,631	$9,769
11/30/25	$9,848	$9,999
2/28/26	$10,019	$10,159
5/31/26	$9,894	$10,022

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception 9/28/21
Total Return ETF (Based on Net Asset Value)	5.51%	-0.23%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.13%	0.05%

Performance Inception Date	Sep. 28, 2021
AssetsNet	$ 561,835,000
Holdings Count | Holding	1,466
Advisory Fees Paid, Amount	$ 1,711,000
InvestmentCompanyPortfolioTurnover	238.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$561,835 Number of Portfolio Holdings1,466 Investment Advisory Fees Paid (000s)$1,711 Portfolio Turnover Rate238.1%
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government & Agency Mortgage-Backed Securities	25.2%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	24.4
Corporate Bonds	20.7
Asset-Backed Securities	13.9
Non-U.S. Government Mortgage-Backed Securities	9.9
Bank Loans	5.7
Foreign Government Obligations & Municipalities	3.9
Municipal Securities	0.3
Convertible Preferred Stocks	0.2
Short-Term and Other	(4.2)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	12.9%
U.S. Treasury Notes	11.5
Federal Home Loan Mortgage	8.2
Federal National Mortgage Assn.	7.2
UMBS, TBA	4.6
Government National Mortgage Assn.	3.2
GNMA, TBA	1.7
Carvana Auto Receivables Trust	1.0
JP Morgan Mortgage Trust	1.0
Freddie Mac STACR REMIC Trust	0.9

Material Fund Change Name [Text Block]